Finance expense (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Finance Expense
Finance expense consists of the following:

	Year ended March 31,
	2022	2021	2020
Interest expense on lease liabilities	$12,657	$13,689	$14,782
Interest expense	461	552	2,169
Loss/(gain) on interest rate swaps	217	460	(171)
Debt issuance cost	52	126	231

Total	$13,387	$14,827	$17,011